NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Note Payable Tables
Notes Payable
	Convertible Note Payable	Discount	Voluntary Exchange Feature	Debt, Net
February 28, 2017 balance	$1,000,000	$(10,914)	$—	$989,086
Amortization of debt discount	—	4,599	—	4,599
May 31, 2017 balance	$1,000,000	$(6,315)	$—	$993,685

	Note Payable	Convertible Note Payable	Note Discount	Put Exchange Feature	Note Payable, Net
February 28, 2015 balance	$-	$-	$-	$-	$-
Proceeds from issuance of notes	1,800,000	-	(996,595)	466,387	1,269,792
Amortization of debt discount	-	-	253,313	-	253,313
Change in fair value of voluntary exchange feature	-	-	-	10,015	10,015
February 29, 2016 balance	1,800,000	-	(743,282)	476,402	1,533,120
Issuance of notes	150,000	-	(74,931)	32,496	107,565
Repayment of notes	(8,000)	-		-	(8,000)
Additional debt discount upon Notes amendments	101,400	-	(251,081)	105,586	(44,095)
Note conversions	(2,043,400)	1,000,000	100,327	-	(943,073)
Amortization of debt discount	-	-	958,053	-	958,053
Change in fair value of voluntary exchange feature	-	-	-	(614,484)	(614,484)
February 28, 2017 balance	$-	$1,000,000	$(10,914)	$-	$989,086